Stockholders' Equity (Details 6) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	$ 557,692	$ 1,105,769	$ 843,841
Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	32,335		32,335
Restricted Stock at Inception [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	269,341	1,093,977	539,994
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	176,016	5,542	191,512
Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	80,000	0	80,000
Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation		6,250
Service Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	80,000		80,000
Service Costs [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0		0
Service Costs [Member] | Restricted Stock at Inception [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0		0
Service Costs [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0		0
Service Costs [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	80,000		80,000
Research and development [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	67,842	0
Research and development [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0		0
Research and development [Member] | Restricted Stock at Inception [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	67,842	0
Research and development [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0	0
Research and development [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	0	0	0
Research and development [Member] | Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation		0
General and administrative [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	477,692	1,037,927	763,841
General and administrative [Member] | Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	32,335		32,335
General and administrative [Member] | Restricted Stock at Inception [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	269,341	1,026,135	539,994
General and administrative [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	176,016	5,542	191,512
General and administrative [Member] | Channel Partner Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation	$ 0	0	$ 0
General and administrative [Member] | Common Stock To Be Issued [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based Compensation		$ 6,250